Line of Credit - Bank (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2018
Line of Credit - Bank (Textual)
Balance of the line of credit	$ 44,556	$ 44,349	$ 45,915
Line of credit available	5,444	$ 5,651
Revolving line of credit [Member]
Line of Credit - Bank (Textual)
Revolving line of credit	$ 50,000
Line bears interest, description	The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%
Debt interest rate	9.25%	9.00%	9.25%